Stockholders’ Equity (Details) - USD ($)			1 Months Ended		6 Months Ended
	Dec. 05, 2020	Sep. 02, 2020	Oct. 31, 2020	Oct. 26, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Oct. 20, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders’ Equity (Details) [Line Items]
Shares issue					35,000,000		32,529,998		2,350,000	120,002
Shares oustanding					35,000,000		35,000,000
Total authorized					10,000		10,000
Share based payments of award					9,750		8,500
Recognized of compensation cost (in Dollars)					$ 178,979	$ 0
Rice Acquisition Corp. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized					250,000,000		250,000,000
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Common stock, shares outstanding					5,931,350		5,931,350
Common stock, shares outstanding					15,933,356		5,375,738
preferred stock, shares authorised					1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Common stock, shares issued					5,931,350		5,931,350
Common stock, shares issued					15,933,356		5,375,738
Warrants [Member] | Rice Acquisition Corp. [Member]
Stockholders’ Equity (Details) [Line Items]
Redemption of warrants description					As of June 30, 2021 and December 31, 2020, there were 23,727,500 shares of Class A common stock issued and outstanding, of which 18,351,762 shares of Class A common stock are subject to possible redemption and therefore classified outside of permanent equity in the accompanying condensed consolidated balance sheets.
Over-Allotment Option [Member] | Rice Acquisition Corp. [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued				2,225,000
Class A Common Stock [Member] | Rice Acquisition Corp. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized					250,000,000		250,000,000
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Common stock, shares outstanding					23,727,500
Common stock subject to possible redemption					18,351,762		18,351,762
Common stock, shares outstanding							5,375,738
Shares issue							18,351,762
Common stock, shares issued							23,737,500
Common stock, shares outstanding							23,737,500
Common stock, shares issued							5,375,738
Class B Common Stock [Member] | Rice Acquisition Corp. [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized					20,000,000		20,000,000
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Shares subject to forfeiture			806,250					5,931,350
Common stock, shares outstanding					5,931,350		5,931,350
Shares issued		5,750,100
Aggregate of common stock outstanding			6,181,350
Issued and outstanding common stock, percentage			20.00%
Remaining shares forfeited	250,000
Common stock, shares issued							5,931,350
Class B Common Stock [Member] | Over-Allotment Option [Member] | Rice Acquisition Corp. [Member]
Stockholders’ Equity (Details) [Line Items]
Shares subject to forfeiture				250,000
Purchase an additional units				2,225,000